Restricted Cash	12 Months Ended
Dec. 31, 2012
Restricted Cash

Note 6. Restricted Cash

At December 31, 2012, the Company had restricted cash consisting of (i) $8.4 million (December 31, 2011 – $9.1 million) relating to cash collateralization of development letters of credit and (ii) $5.2 million (December 31, 2011 – $nil) of restricted cash relating to funds in various cash accounts reserved for guarantees on completion of certain improvements, and guarantees on future insurance loss deductible payments.